Offerings	Dec. 11, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value EUR0.04 per share, of LyondellBasell Industries N.V.
Fee Rate	0.01531%
Offering Note	1.a) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. 1.b) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees, which will be paid in advance or on a pay-as-you-go basis.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	LyondellBasell Industries N.V. Debt Securities
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants of LyondellBasell Industries N.V.
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	LyondellBasell Industries N.V. Guarantee of LYB International Finance B.V. Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	4.a) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. 4.b) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the guarantees is payable.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	LyondellBasell Industries N.V. Guarantee of LYB International Finance II B.V. Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 4.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	LyondellBasell Industries N.V. Guarantee of LYB International Finance III, LLC Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 4.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of LyondellBasell Industries N.V.
Fee Rate	0.01531%
Offering Note	7.a) An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. 7.b) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant is deferring payment of all of the registration fees, which will be paid in advance or on a pay-as-you-go basis. 7.c) Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	LYB International Finance B.V. Debt Securities
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	LYB International Finance B.V. Guarantee of LyondellBasell Industries N.V. Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 4.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of LYB International Finance B.V.
Fee Rate	0.01531%
Offering Note	See Offering Note 7.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	LYB International Finance II B.V. Debt Securities
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	LYB International Finance II B.V. Guarantee of LyondellBasell Industries N.V. Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 4.
Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of LYB International Finance II B.V.
Fee Rate	0.01531%
Offering Note	See Offering Note 7.
Offering: 14
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	LYB International Finance III, LLC Debt Securities
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 15
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	LYB International Finance III, LLC Guarantee of LyondellBasell Industries N.V. Debt Securities
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 4.
Offering: 16
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units of LYB International Finance III, LLC
Fee Rate	0.01531%
Offering Note	See Offering Note 7.